Condensed Consolidated Interim Statements of Comprehensive Loss (Unaudited)	3 Months Ended
	Mar. 31, 2025 CAD ($) $ / shares shares	Mar. 31, 2024 CAD ($) $ / shares shares
Profit or loss [abstract]
Sales of goods	$ 1,541,811	$ 1,237,948
Provision of services	5,904	91,633
TOTAL REVENUE	1,547,715	1,329,581
COST OF SALES	(1,237,627)	(1,049,570)
GROSS PROFIT	310,088	280,011
OPERATING EXPENSES
Amortization	2,257	2,821
Depreciation	75,416	143,122
Director fees	132,651	152,438
Insurance	155,749	364,274
Office and miscellaneous	537,689	346,270
Professional fees	790,177	580,260
Research and development	161,886	121,391
Share-based payments	288,883	198,907
Travel	125,008	40,019
Wages and salaries	1,641,319	1,581,431
Total operating expenses	(3,911,035)	(3,530,933)
OTHER INCOME
Change in fair value of derivative liability	157,830	1,817,569
Finance and other costs	34,031	4,825
Foreign exchange gain (loss)	(17,240)	66,736
Gain on disposal of assets		43,528
Gain on recovery of notes receivable	25,951	6,751
Other expense	(24,450)	(552,295)
Total Other operating income	176,122	1,387,114
NET LOSS	(3,424,825)	(1,863,808)
Items that may be reclassified to profit or loss
Foreign exchange translation	(16,060)	(9,562)
Items that will not be reclassified to profit or loss
Change in fair value of equity investments at FVOCI	7,173	(11,046)
COMPREHENSIVE LOSS	$ (3,433,712)	$ (1,884,416)
Net Loss per share - Basic | $ / shares	$ (0.63)	$ (0.85)
Net Loss per share - Diluted | $ / shares	$ (0.63)	$ (0.85)
Weighted average number of common shares outstanding - Basic | shares	5,427,795	2,197,354
Weighted average number of common shares outstanding - Diluted | shares	5,427,795	2,197,354